Accounts Payable and Accrued Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Trade payables	358	321
Accrued charges	343	325
Payroll-related accruals	67	95
Accrued interest	79	75
Accrued vacation	67	74
Provision for environmental remediation (Note 20)	14	12
Provision for restructuring (Note 4)	29	59
Dividends payable	62	61
Personal injury and other claims provision	57	54
Income and other taxes payable	46	36
Stock-based compensation liabilities	20	21
Other	47	43
Total accounts payable and accrued liabilities	1,189	1,176